Exhibit 99.1
KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Navient Credit Funding, LLC (the “Company”)
Navient Corporation
Navient Solutions, LLC
J.P. Morgan Securities LLC
Barclays Capital Inc.
Credit Suisse Securities (USA) LLC
RBC Capital Markets, LLC

Re: Navient Private Education Refi Loan Trust 2020-E – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “2020-E Loan Tape vF.xlsx” (the “Data File”), provided by the Company on May 21, 2020, containing certain information related to 12,790 student loans (the “Student Loans”) as of May 19, 2020 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Navient Private Education Refi Loan Trust 2020-E. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Company and its affiliates under Rule 1.200.001 of the AICPA’s Code of Professional Conduct.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “materiality threshold” means that dollar amounts, percentages, original maturity dates, first payment dates, and numbers of months related to Remaining Term were within $1.00, 0.01%, one (1) day, two (2) days, and one (1) month, respectively.

•
The term “FDR System” means the Company’s internal servicing system containing certain information such as interest rate, loan status, first payment date, original loan balance, current loan balance, and original maturity date related to the Selected Student Loans (defined below).

•
The term “FNI Data Supplement” means an electronic file extracted from the FDR System, provided by the Company, containing certain information such as school type, school name, and school degree for the Selected Student Loans.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG
International Cooperative (“KPMG International”), a Swiss entity.

•
The term “Loan File” means any file containing some or all of the following documents, as applicable, for each of the Selected Student Loans: the following screens in the FDR System: #BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CIS Screen, #CSS Screen, #EDH Screen, #ED2 Screen, #NM AF Screen, #NM CC Screen, #NM CS Screen, #NM ST Screen, and #HDI Screen. The Loan File, furnished by the Company, was represented to be electronic records contained within the FDR System.

A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Company. The selection criteria resulted in a sample of 359 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

B.
For each Selected Student Loan, we compared the specified attributes in the Data File to the corresponding information in the respective Loan File. The Specified Parties indicated that the absence of any of the stated documents or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing instructions provided by the Company (as applicable) indicated below, constituted an exception. The Loan File documents are listed in the order of priority until such attribute was agreed.

Attributes	Loan File/Company’s Instructions
First Payment Date	“RPMT BEGIN DT” field on #EDH Screen or “1st ACTIVE DATE” field on #BS5 Screen
Original Loan Balance	“FINANCIAL INSTITUTION” field on #NM CC Screen
Current Principal Balance
“ACCOUNT BALANCE” column on #CSS Screen, documentation of change that affects the current principal balance on #CIS Screen, “CUR BAL” field on #BS Screen, “FINANCIAL
INSTITUTION” field on #NM CC Screen, and instructions provided by the Company described below

Loan Type	“#14” field on #NM CC Screen and “CURRENT STRATEGY” field on #NM ST Screen, and instructions provided by the Company described below
Loan Status	“CURR LOAN STAT” column on #EDH Screen
Original Maturity Date	“MATURITY DT” field on #EDH Screen, “MATURITY DT” field on #ED2 Screen, and notation of status change on #CIS Screen
Remaining Term (Recomputed Remaining Term)	“CYCLE DATE,” “MATURITY DT,” “DUE DATE,” and “CURR LOAN STATUS” fields on #EDH Screen, “MISC FIELD 2” field on #BS3 Screen, and instructions provided by the Company described below
Payment Frequency	“MISC 13” field on #NM CS Screen and instructions provided by the Company described below
Interest Rate	“INT RT” column on #EDH Screen and “AUTO PAY FLAG” field on #NM AF Screen
School Type	“Underwritten Education Degree” field in the FNI Data Supplement

Attributes	Loan File/Company’s Instructions
School Name	“Underwritten Education School Name” field in the FNI Data Supplement
School Degree	“Underwritten Education Is Undergraduate” field in the FNI Data Supplement
State of Residence	#BS1 Screen and documentation of change that affects the state of residence on #CIS Screen
Original FICO Score	“EDS SCR01” or “EDS SCR02” field in “FICO INFO” tab on #HDI Screen

1.	For purposes of comparing Current Principal Balance, we were instructed by the Company to compare the Current Principal Balance as follows:

a)
Compare the “ACCOUNT BALANCE” column on the #CSS Screen or documentation of a change that affects the current principal balance on the #CIS Screen to the “UNPAID_PRINCIPAL_ BALANCE” field in the Data File.

b)
In the event the “ACCOUNT BALANCE” column on the #CSS Screen or documentation of change that affects the current principal balance on the #CIS Screen did not agree to the “UNPAID_ PRINCIPAL_BALANCE” field in the Data File, we were instructed by the Company to compare the amount in the “CUR BAL” field on the #BS Screen to the “UNPAID_PRINCIPAL_BALANCE” field in the Data File.

c)
In the event the “CUR BAL” field on the #BS Screen did not agree to the “UNPAID_PRINCIPAL_BALANCE” field in the Data File, we were instructed by the Company to compare the amount in the “FINANCIAL INSTITUTION” field on the #NM CC Screen to the “UNPAID_PRINCIPAL_BALANCE”field in the Data File.

2.	For purposes of comparing Loan Type, we were instructed by the Company to compare the Loan Type as follows:

a)	For the Selected Student Loans for which the “#14” field on the #NM CC Screen indicated as “NR,” we were instructed by the Company to consider the Loan Type to be a “Navient Refi” loan.

b)
For the Selected Student Loans for which the “CURRENT STRATEGY” field on the #NM ST Screen began with “E” or “D,” we were instructed by the Company to consider the Loan Type to be a fixed rate loan. If the “CURRENT STRATEGY” field on the #NM ST Screen began with “V” or “R,” we were instructed by the Company to consider the Loan Type to be a variable rate loan.

3.	For purposes of comparing Remaining Term, we were instructed by the Company to recompute the Remaining Term (“Recomputed Remaining Term”) as follows:

a)
For Selected Student Loans for which the “CURR LOAN STATUS” field on the #EDH Screen indicated as “GRCE,” “RPMT,” “SSP*,” “SSF*,” “SCHL,” all “F” repayment types, all “D” repayment types in the “MISC FIELD 2” field on #BS3 Screen (except for “DSCH”/“F0025,” “DSCH”/“SOIOP,” “DSCH”/“PPIOP,” “SCHL”/ repayment type not “D****” or “GRCE”/ repayment type not “D****”), we were instructed by the Company to subtract the Cutoff Date from the “CYCLE DATE” after the “MATURITY DT” (one month after the “MATURITY DT”), both on the #EDH Screen, and divide the result by the average number of days in a month (i.e., 30.4375). The Company instructed us to consider repayment type “P0000” to be the same as “D0000” and repayment type “PPIOP” to be the same as “SOIOP.” If the Cutoff Date was later than the “DUE DATE” on the #EDH Screen, we were instructed by the Company to subtract one month from the calculation.

b)
The Company informed us that the day of the “CYCLE DATE” and the day of the “MATURITY DT” both on the #EDH Screen should agree. In certain instances where the days did not agree, we were instructed by the Company to utilize the “CYCLE DATE” for purposes of recomputing the Remaining Term.

4.
For purposes of comparing Payment Frequency, we were instructed by the Company to consider the Payment Frequency to be on a “Bi-Weekly Payment Schedule” if the letter “B” was in the 45th position of the “MSC 13” field on the #NM CS Screen and to be on a “Monthly Payment Schedule” otherwise.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files. There were no conclusions that resulted from the procedures.

Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurance rate for each of the attributes across the entire population of 12,790 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on information included in the Data File and Loan Files, and recomputation methodologies and instructions provided by the Company, without verification or evaluation of such information, methodologies or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the methodologies or instructions provided by the Company, (iii) the reliability or accuracy of the Loan Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA June 9, 2020

Exhibit A- The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
1	2020E001	39	2020E039	77	2020E077	115	2020E115	153	2020E153
2	2020E002	40	2020E040	78	2020E078	116	2020E116	154	2020E154
3	2020E003	41	2020E041	79	2020E079	117	2020E117	155	2020E155
4	2020E004	42	2020E042	80	2020E080	118	2020E118	156	2020E156
5	2020E005	43	2020E043	81	2020E081	119	2020E119	157	2020E157
6	2020E006	44	2020E044	82	2020E082	120	2020E120	158	2020E158
7	2020E007	45	2020E045	83	2020E083	121	2020E121	159	2020E159
8	2020E008	46	2020E046	84	2020E084	122	2020E122	160	2020E160
9	2020E009	47	2020E047	85	2020E085	123	2020E123	161	2020E161
10	2020E010	48	2020E048	86	2020E086	124	2020E124	162	2020E162
11	2020E011	49	2020E049	87	2020E087	125	2020E125	163	2020E163
12	2020E012	50	2020E050	88	2020E088	126	2020E126	164	2020E164
13	2020E013	51	2020E051	89	2020E089	127	2020E127	165	2020E165
14	2020E014	52	2020E052	90	2020E090	128	2020E128	166	2020E166
15	2020E015	53	2020E053	91	2020E091	129	2020E129	167	2020E167
16	2020E016	54	2020E054	92	2020E092	130	2020E130	168	2020E168
17	2020E017	55	2020E055	93	2020E093	131	2020E131	169	2020E169
18	2020E018	56	2020E056	94	2020E094	132	2020E132	170	2020E170
19	2020E019	57	2020E057	95	2020E095	133	2020E133	171	2020E171
20	2020E020	58	2020E058	96	2020E096	134	2020E134	172	2020E172
21	2020E021	59	2020E059	97	2020E097	135	2020E135	173	2020E173
22	2020E022	60	2020E060	98	2020E098	136	2020E136	174	2020E174
23	2020E023	61	2020E061	99	2020E099	137	2020E137	175	2020E175
24	2020E024	62	2020E062	100	2020E100	138	2020E138	176	2020E176
25	2020E025	63	2020E063	101	2020E101	139	2020E139	177	2020E177
26	2020E026	64	2020E064	102	2020E102	140	2020E140	178	2020E178
27	2020E027	65	2020E065	103	2020E103	141	2020E141	179	2020E179
28	2020E028	66	2020E066	104	2020E104	142	2020E142	180	2020E180
29	2020E029	67	2020E067	105	2020E105	143	2020E143	181	2020E181
30	2020E030	68	2020E068	106	2020E106	144	2020E144	182	2020E182
31	2020E031	69	2020E069	107	2020E107	145	2020E145	183	2020E183
32	2020E032	70	2020E070	108	2020E108	146	2020E146	184	2020E184
33	2020E033	71	2020E071	109	2020E109	147	2020E147	185	2020E185
34	2020E034	72	2020E072	110	2020E110	148	2020E148	186	2020E186
35	2020E035	73	2020E073	111	2020E111	149	2020E149	187	2020E187
36	2020E036	74	2020E074	112	2020E112	150	2020E150	188	2020E188
37	2020E037	75	2020E075	113	2020E113	151	2020E151	189	2020E189
38	2020E038	76	2020E076	114	2020E114	152	2020E152	190	2020E190

(*) The Company has assigned a unique Loan ID number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Account Numbers.

Exhibit A (cont.) - The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
191	2020E191	229	2020E229	267	2020E267	305	2020E305	343	2020E343
192	2020E192	230	2020E230	268	2020E268	306	2020E306	344	2020E344
193	2020E193	231	2020E231	269	2020E269	307	2020E307	345	2020E345
194	2020E194	232	2020E232	270	2020E270	308	2020E308	346	2020E346
195	2020E195	233	2020E233	271	2020E271	309	2020E309	347	2020E347
196	2020E196	234	2020E234	272	2020E272	310	2020E310	348	2020E348
197	2020E197	235	2020E235	273	2020E273	311	2020E311	349	2020E349
198	2020E198	236	2020E236	274	2020E274	312	2020E312	350	2020E350
199	2020E199	237	2020E237	275	2020E275	313	2020E313	351	2020E351
200	2020E200	238	2020E238	276	2020E276	314	2020E314	352	2020E352
201	2020E201	239	2020E239	277	2020E277	315	2020E315	353	2020E353
202	2020E202	240	2020E240	278	2020E278	316	2020E316	354	2020E354
203	2020E203	241	2020E241	279	2020E279	317	2020E317	355	2020E355
204	2020E204	242	2020E242	280	2020E280	318	2020E318	356	2020E356
205	2020E205	243	2020E243	281	2020E281	319	2020E319	357	2020E357
206	2020E206	244	2020E244	282	2020E282	320	2020E320	358	2020E358
207	2020E207	245	2020E245	283	2020E283	321	2020E321	359	2020E359
208	2020E208	246	2020E246	284	2020E284	322	2020E322
209	2020E209	247	2020E247	285	2020E285	323	2020E323
210	2020E210	248	2020E248	286	2020E286	324	2020E324
211	2020E211	249	2020E249	287	2020E287	325	2020E325
212	2020E212	250	2020E250	288	2020E288	326	2020E326
213	2020E213	251	2020E251	289	2020E289	327	2020E327
214	2020E214	252	2020E252	290	2020E290	328	2020E328
215	2020E215	253	2020E253	291	2020E291	329	2020E329
216	2020E216	254	2020E254	292	2020E292	330	2020E330
217	2020E217	255	2020E255	293	2020E293	331	2020E331
218	2020E218	256	2020E256	294	2020E294	332	2020E332
219	2020E219	257	2020E257	295	2020E295	333	2020E333
220	2020E220	258	2020E258	296	2020E296	334	2020E334
221	2020E221	259	2020E259	297	2020E297	335	2020E335
222	2020E222	260	2020E260	298	2020E298	336	2020E336
223	2020E223	261	2020E261	299	2020E299	337	2020E337
224	2020E224	262	2020E262	300	2020E300	338	2020E338
225	2020E225	263	2020E263	301	2020E301	339	2020E339
226	2020E226	264	2020E264	302	2020E302	340	2020E340
227	2020E227	265	2020E265	303	2020E303	341	2020E341
228	2020E228	266	2020E266	304	2020E304	342	2020E342
(*) The Company has assigned a unique Loan ID number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Account Numbers.